Collaboration and License Agreements	9 Months Ended
Sep. 30, 2013
Collaboration and License Agreements

8. Collaboration and License Agreements

Les Laboratoires Servier

In November 2011, the Company entered into a right-to-develop collaboration agreement with Servier for the development and commercialization of MGA271 in all countries other than the United States, Canada, Mexico, Japan, South Korea and India.

Upon execution of the agreement, Servier made a nonrefundable payment of $20 million to the Company. The Company is eligible to receive up to $30 million in license grant fees, $47 million in clinical milestone payments, including $10 million received in the third quarter of 2013, $140 million in regulatory milestone payments and $208 million in sales milestone payments if Servier exercises the option, obtains regulatory approval for and successfully commercializes MGA271. The Company concluded that the license grant fees are not deliverables at the inception of the arrangement. The Company has determined that each potential future clinical, development and regulatory milestone is substantive. Although sales milestones are not considered substantive, they are still recognized upon achievement of the milestone (assuming all other revenue recognition criteria have been met) because there are no undelivered elements that would preclude revenue recognition at that time. In the event Servier exercises its option to continue development of MGA271, Servier must pay a license grant fee. Under this agreement, Servier would be obligated to pay the Company from low double digit to mid-teen royalties on product sales in its territories.

The Company has evaluated the research collaboration agreement with Servier and has determined that it is a revenue arrangement with multiple deliverables, or performance obligations. The Company concluded that the option is substantive and that the license fees for this option is not a deliverable at the inception of the arrangement as there is considerable uncertainty that the option would be exercised and the additional fee to be paid upon exercise of the option represents its estimated selling price (i.e. no substantial discount was given). The Company’s substantive performance obligations under this research collaboration include an exclusivity clause to its technology, technical, scientific and intellectual property support to the research plan during the first year of the agreement and participation on an executive committee and a research and development committee. The Company determined that these performance obligations represent a single unit of accounting, since the license does not have stand-alone value to Servier without the Company’s technical expertise and committee participation. As such, the initial upfront payment was deferred and is being recognized ratably over the initial 27-month period, which represents the expected period of development and the Company’s participation on the research and development committee. The Company further concluded that each potential future clinical, development and regulatory milestone is substantive.

During the years ended December 31, 2011 and 2012 the Company recognized revenue of $0.9 million and $9.1 million, respectively, under this agreement. During the nine months ended September 30, 2013 the Company recognized revenue of $18.9 million, including a $10.0 million milestone payment related to dosing the first patient in the expansion cohort of the Company’s Phase 1 clinical trial of MGA271.

At December 31, 2012, $10.0 million of revenue was deferred under this agreement, $9.1 million of which was included in current liabilities and $0.9 million was included in long-term liabilities. At September 30, 2013, $3.1 million of revenue was deferred under this agreement, all of which was included in current liabilities.

In September 2012, the Company entered into a second right-to-develop collaboration agreement with Servier and granted it options to obtain three separate exclusive licenses to develop and commercialize DART-based molecules, consisting of those designated by the Company as MGD006 and MGD007, as well as a third DART molecule, in all countries other than the United States, Canada, Mexico, Japan, South Korea and India.

Upon execution of the agreement, Servier made a nonrefundable payment of $20 million to the Company. In addition, the Company will be eligible to receive up to $65 million in license grant fees, $98 million in clinical milestone payments, including $5 million upon IND acceptance for each of MGD006, MGD007 and a third DART molecule, $300 million in regulatory milestone payments and $630 million in sales milestone payments if Servier exercises all of the options and successfully develops, obtains regulatory approval for, and commercializes a product under each license. In addition to these milestones, the Company and Servier will share Phase 2 and Phase 3 development costs. The Company has determined that each potential future clinical, development and regulatory milestone is substantive. Although sales milestones are not considered substantive, they are still recognized upon achievement of the milestone (assuming all other revenue recognition criteria have been met) because there are no undelivered elements that would preclude revenue recognition at that time. Under this agreement, Servier would be obligated to pay the Company between high-single digit and mid-teen royalties on net product sales in its territories.

The Company has evaluated the research collaboration agreement with Servier and has determined that it is a revenue arrangement with multiple deliverables, or performance obligations. The Company concluded that each option is substantive and that the license fees for each option are not deliverables at the inception of the arrangement and were not issued with a substantial discount. The Company’s substantive performance obligations under this research collaboration include an exclusivity clause to its technology, technical, scientific and intellectual property support to the research plan during the first year of the agreement and participation on an executive committee and a research and development committee. The Company determined that the performance obligations with respect to the pre-clinical development represent a single unit of accounting, since the license does not have stand-alone value to Servier without the Company’s technical expertise and committee participation. As such, the initial up front license payment was deferred and is being recognized ratably over the initial 29-month period, which represents the expected development period. The Company further concluded that each potential future clinical, development and regulatory milestone is substantive.

During the year ended December 31, 2012 and the nine months ended September 30, 2013, the Company recognized revenue of $2.0 million and $6.5 million, respectively, under this agreement. No additional milestones have been recognized under this agreement through September 30, 2013.

At December 31, 2012, $18.0 million of revenue was deferred under this agreement, $8.6 million of which was included in current liabilities and $9.4 million of which was included in long-term liabilities. At September 30, 2013, $11.6 million of revenue was deferred under this agreement, $8.6 million of which was included in current liabilities and $3.0 million of which was included in long-term liabilities.

Gilead Sciences, Inc.

In January 2013, the Company entered into an agreement with Gilead for the research, development and commercialization of up to four DART-based molecules. The time period for Gilead’s exercise of the option to one target pair has expired. At present, Gilead retains a license to one and options to two of the original four programs. Gilead has exclusive worldwide rights for each of these remaining programs.

The Company received an initial $7.5 million license grant fee for the first DART-based molecule. If Gilead exercises its option with respect to the two remaining DART-based molecules and successfully develops, obtains regulatory approval for, and commercializes a product under each option and license, the Company may be eligible to receive additional license grant fees of $7.5 million on each of the two remaining options to DART-based molecules, up to an additional $20 to $25 million in pre-clinical milestones across each of the three remaining DART programs and up to $240 to $250 million per remaining program in additional clinical, regulatory and sales milestone payments. The Company has determined that the other licenses are conditional deliverables, which are substantive options that were not granted with a substantial discount. The Company has determined that each potential future clinical, development and regulatory milestone is substantive. Although sales milestones are not considered substantive, they are still recognized upon achievement of the milestone (assuming all other revenue recognition criteria have been met) because there are no undelivered elements that would preclude revenue recognition at that time. Gilead also provides funding for the Company’s internal and external research costs under the agreement. Additionally, Gilead would be obligated to pay the Company high single digit to low double digit, but less than teen royalties on product sales in its territories.

The Company has evaluated the research collaboration agreement with Gilead and has determined that it is a revenue arrangement with multiple deliverables, or performance obligations. The Company’s substantive performance obligations under this research collaboration include a license to its technology and research and development services. The Company concluded that the deliverables do not have stand alone value and therefore, represent a combined single unit of accounting. Due to the lack of standalone value for the license and research and development services, the combined unit of accounting (the upfront payment and the expected research and development reimbursements) is being recognized ratably over a period of 21 months, which represents the expected development period.

The Company and Gilead have also agreed to establish a joint research committee to facilitate the governance and oversight of the parties’ activities under the agreements. Management considered whether participation on the joint committee may be a deliverable and determined that it was not a deliverable. Had management considered participation on the joint committee as a deliverable, it would not have had a material impact on the accounting for the arrangement.

Receivables of $1.1 million as of September 30, 2013 relate amounts due to the Company from Gilead for reimbursement work performed under the collaboration.

The Company recognized revenues of approximately $5.9 million under this agreement for the nine months ended September 30, 2013. No additional milestones have been reached under this agreement.

At September 30, 2013, $4.4 million of revenue was deferred under this agreement, all of which was included in current liabilities.

Boehringer Ingelheim International GmbH

In October 2010 the Company entered into a collaboration and license agreement with Boehringer to discover, develop and commercialize up to ten DART-based molecules which span multiple therapeutic areas. Under the terms of the agreement, the Company granted Boehringer an exclusive, worldwide, royalty-bearing, license under its intellectual property to research, develop, and market DARTs generated under the agreement, or the Boehringer licensed products, throughout the world.

Upon execution of the agreement, the Company received an upfront payment of $15 million. The Company subsequently received two annual maintenance payments through September 30, 2013 and a third annual maintenance payment subsequent to September 30, 2013. The first two maintenance payments were solely attributed to the passage time. Because Boehringer has the option to cancel the program after the second anniversary of the agreement, the third maintenance payment will be recognized over the remaining obligation period. The Company has the potential to earn milestone payments of approximately $41 million related to pre-clinical and clinical development, $89 million related to regulatory milestones and $83 million related to sales milestones for each of the DART programs under this agreement in the case of full commercial success of multiple DART products. The Company has determined that each potential future clinical, development and regulatory milestone is substantive. Although sales milestones are not considered substantive, they are still recognized upon achievement of the milestone (assuming all other revenue recognition criteria have been met) because there are no undelivered elements that would preclude revenue recognition at that time. Boehringer also provides funding for the Company’s internal and external research costs and is required to pay the Company mid-single digit royalties on product sales. From the commencement of the collaboration through September 30, 2013, the Company has received $39.0 million under this agreement, including upfront, annual maintenance and milestone payments as well as research funding. In addition, Boehringer purchased $10 million of the Company’s Series D-2 Preferred Stock in January 2011.

The Company determined that the deliverables under the Boehringer agreement include the license, the research and development services to be performed by the Company, and the co-promotion/manufacturing services. The Company concluded that the co-promotional activities were optional and were subject to further negotiation upon reaching regulatory approval. As such, the co-promotional period is not included in the expected obligation period to perform services.

The Company concluded that the undelivered element of research and development services had fair value. The Company concluded that the license does not have value on a standalone basis (e.g. absent the provision of the research and development services) and therefore does not represent a separate unit of accounting. The Company concluded that because the drug candidate has not yet been developed, the license is of no value to Boehringer without the ensuing research and development activities using the DART technology, which is proprietary to the Company. Likewise, Boehringer could not sell the license to another party (without the Company agreeing to provide the research and development activities for the other party).

Therefore, the upfront license fee and research and development services were treated as a combined unit of account and recognized over the expected obligation period associated with the research and development services through September 2015, which represents the estimated period of development.

The Company and Boehringer have also agreed to establish a joint research committee to facilitate the governance and oversight of the parties’ activities under the agreements. Management considered whether participation on the joint committee may be a deliverable and determined that it was not a deliverable. However, had management considered participation on the joint committee as a deliverable, it would not have had a material impact on the accounting for the arrangement as the period of participation in this committee matched the organization period for the research and development services.

There have been no material modifications to this agreement since the adoption of ASU 2009-13 on January 1, 2011.

Receivables of $246,375, $355,568 and $146,150 as of September 30, 2013, December 31, 2012, and December 31, 2011, respectively, relate to amounts due to the Company from Boehringer for reimbursement work performed under the collaboration.

The Company recognized revenues of approximately $6.9 million, $11.7 million, and $8.9 million under this agreement during the nine months ended September 30, 2013 and the years ended December 31, 2012 and 2011, respectively. One milestone payment of $2.0 million was recognized under this agreement through December 2012. No additional milestones have been recognized under this agreement through September 30, 2013. A milestone was earned under this agreement subsequent to September 30, 2013. See Note 12, Subsequent Events, for additional information.

At December 31, 2012, $14.0 million of revenue was deferred under this agreement, $5.0 million of which was included in current liabilities and $9.0 million was included in long-term liabilities. At September 30, 2013, $10.3 million of revenue was deferred under this agreement, $5.0 million of which was included in current liabilities and $5.3 million of which was included in long-term liabilities.

Pfizer, Inc.

In October 2010, the Company entered into a three year agreement with Pfizer to discover, develop and commercialize up to two DART-based molecules. The Company granted Pfizer a non-exclusive worldwide, royalty-bearing license and received an upfront payment of $5 million and has received milestone payments and funding for the Company’s internal and external research costs under the agreement.

The Company is eligible to receive milestone payments of approximately $17 million related to pre-clinical and clinical development and $195 million related to commercialization and sales milestones for each DART program under this agreement. The Company has determined that each potential future technical and development milestone is substantive. Although sales milestones are not considered substantive, they are still recognized upon achievement of the milestone (assuming all other revenue recognition criteria have been met) because there are no undelivered elements that would preclude revenue recognition at that time. Pfizer is responsible for all pre-clinical and clinical development costs for the program. In addition, Pfizer is required to pay the Company mid-single digit to low-teen royalties on product sales. Under this collaboration, one DART program is currently being pursued and the Company completed its research obligations under this program in January 2014.

The Company has evaluated the research collaboration agreement with Pfizer and has determined that it is a revenue arrangement with multiple deliverables, or performance obligations. The Company’s substantive performance obligations under this research collaboration include an exclusive license to its technology, research and development services and manufacturing services. The Company concluded that the manufacturing services were optional and were subject to further negotiation upon reaching regulatory approval. As such, the manufacturing services are not included in the expected obligation period to perform services.

The Company determined that it had fair value of the undelivered element of the research and development services. However, the Company concluded that the license does not have value on a standalone basis (e.g. absent the provision of the research and development services) and therefore does not represent a separate unit of accounting. Facts that were considered included the development of the candidate noting that because the drug candidate has not yet been developed, the license is of no value to Pfizer without the ensuing research and development activities using the DART technology, which is proprietary to the Company. Likewise, Pfizer could not sell the license to another party (without the Company agreeing to provide the research and development activities for the other party).

Therefore, the upfront license fee and research and development services were treated as a combined unit of accounting and recognized over the expected obligation period associated with the research and development services through January 2014, which represents the estimated period of development.

The $5 million upfront payment received by the Company is non-refundable; therefore, there is no right of return for the license. The Company is recognizing revenue associated with this non-refundable up-front license fee through January 2014.

The Company and Pfizer have also agreed to establish a joint research committee to facilitate the governance and oversight of the parties’ activities under the agreements. Management considered whether participation on the joint committee may be a deliverable and determined that it was not a deliverable because it is a participating right and not an obligation of the Company. However, had management considered participation on the joint committee as a deliverable, it would not have had a material impact on the accounting for the arrangement.

There have been no material modifications to this agreement since the adoption of ASU 2009-13 on January 1, 2011.

Receivables of $501,794, $896,285, and $936,010 as of September 30, 2013, December 31, 2012, and December 31, 2011, respectively, relate to amounts due to the Company from Pfizer for reimbursement work performed under the collaboration.

The Company recognized revenues of approximately $3.2 million, $5.5 million, and $5.2 million under this agreement during the nine month period ended September 30, 2013 and the years ended December 31, 2012 and 2011, respectively. Included in the 2012 revenues are milestone payments totaling $500,000. No additional milestones have been recognized under this agreement through September 30, 2013.

At September 30, 2013 and December 31, 2012, $58,000 and $1.3 million of revenue was deferred under this agreement all of which was included in current liabilities.

Green Cross Corporation

In June 2010, the Company entered into a collaboration agreement with Green Cross for the development of the Company’s anti-HER2 antibody known as MGAH22, or margetuximab. This arrangement grants Green Cross an exclusive license to conduct specified Phase 1 and Phase 2 clinical trials and commercialize margetuximab in South Korea.

Upon execution of the agreement, Green Cross made a nonrefundable payment of $1.0 million to the Company. The Company is eligible to receive clinical development and commercial milestone payments of up to $4.5 million. The Company has determined that each potential clinical development and commercial milestone is substantive. The Company is also entitled to receive royalties on net sales of margetuximab in South Korea. The Company and Green Cross have formed a joint steering committee to coordinate and oversee activities on which the two companies collaborate under the agreement.

The Company has evaluated the collaboration agreement with Green Cross and has determined that it is a revenue arrangement with multiple deliverables or performance obligations. The Company’s substantive performance obligations under this agreement include an exclusive license to its technologies and participation in a joint steering committee. The Company concluded that the license does not have value on a standalone basis and therefore does not represent a separate unit of accounting. Likewise, Green Cross could not sell the license to another party.

The $1 million upfront payment received by the Company is non-refundable; as such, there is no right of return for the license. Therefore, the upfront license fee and participation on the joint steering committee were treated as a combined unit of accounting and will be recognized over the term of the agreement through June 2020.

There have been no material modifications to this agreement since the adoption of ASU 2009-13 on January 1, 2011.

The Company recognized revenues of approximately $100,000 under this agreement during each of the years ended December 31, 2012 and 2011, and $75,000 during the nine months ended September 30, 2013. No additional milestones have been recognized under this agreement through September 30, 2013.

At December 31, 2012, $750,000 of revenue was deferred under this agreement, $100,000 of which was included in current liabilities and $650,000 was included in long-term liabilities. At September 30, 2013, $675,000 of revenue was deferred under this agreement, $100,000 of which was included in current liabilities and $575,000 of which was included in long-term liabilities.

Eli Lilly & Co.

In October 2007, the Company entered into an exclusive license and collaboration agreement (together, the Agreements) with Eli Lilly to jointly develop and commercialize teplizumab, a humanized anti-CD3 monoclonal antibody. As part of the Agreements, Eli Lilly acquired the exclusive rights to the molecule.

Upon execution of the Agreements, Eli Lilly made a nonrefundable payment of $41.0 million to the Company. In May 2008, Eli Lilly paid the Company a milestone payment of $50.0 million and in May 2010, Eli Lilly paid an additional milestone of $5.0 million.

On October 28, 2010, Lilly notified the Company of its decision to terminate the agreement after review of one year of clinical data from the PROTÉGÉ trial in Type 1 diabetes patients treated with teplizumab. Such data failed to support the primary efficacy end point in the study. During the year ended December 31, 2012, Eli Lilly satisfied its obligation related to the cost of monitoring patients under the PROTÉGÉ and ENCORE trials. The Company’s obligations continued through September 2012, which represented the follow up period for enrolled patients and the Company’s final reporting of the trial’s results. There is no additional clinical trial activity under the Eli Lilly Agreements as it relates to such trials. In February 2011, the Company reacquired the commercial rights to the molecule from Eli Lilly.

Receivables of $244,542, $558,516 and $351,357 as of September 30, 2013, December 31, 2012, and December 31 2011, respectively, relate to amounts due to the Company from Eli Lilly for reimbursement work performed under the above mentioned clinical trials.

During the nine months ended September 30, 2013 and the years ended December 31, 2012 and 2011, the Company recognized revenue of $673,927, $31.2 million and $30.9 million, respectively, under this agreement. No additional milestones were recognized under this agreement through September 30, 2013.